Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Class A Ordinary Shares
Temporary equity, shares subject to possible redemption	2,080,915	2,457,892	23,000,000
Temporary equity ordinary shares, per share (in Dollars per share)	$ 11.06	$ 10.34	$ 10.15
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000	5,750,000